Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended		5 Months Ended		8 Months Ended		11 Months Ended		12 Months Ended	14 Months Ended		17 Months Ended		20 Months Ended		23 Months Ended
	Mar. 20, 2024	Dec. 20, 2023	May 31, 2024	Feb. 29, 2024	Aug. 31, 2024	May 31, 2024	Nov. 30, 2024	Aug. 31, 2024	Feb. 28, 2025	Nov. 30, 2024	Nov. 30, 2025	May 31, 2025	Feb. 28, 2025	Aug. 31, 2025	May 31, 2025	Nov. 30, 2025	Aug. 31, 2025	Nov. 30, 2025
C000248559
Account Value [Line Items]
Line Graph and Table Measure Name											Bancreek International Large Cap ETF
Accumulated Value	$ 10,000		$ 10,116		$ 11,062		$ 10,605		$ 10,788			$ 12,100		$ 12,059		$ 11,309
C000247101
Account Value [Line Items]
Line Graph and Table Measure Name											Bancreek U.S. Large Cap ETF
Accumulated Value		$ 10,000		$ 11,189		$ 11,368		$ 12,305		$ 13,169			$ 12,367		$ 12,669		$ 13,058	$ 13,242
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI WORLD ex USA Index
Accumulated Value	$ 10,000		$ 10,225		$ 10,717		$ 10,308		$ 10,715			$ 11,663		$ 12,311		$ 12,841
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 10,877		$ 11,302		$ 12,137		$ 13,005			$ 12,879		$ 12,830		$ 14,065	$ 14,956